Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2021 (Unaudited)
	Principal
	Amount	Value
Asset Backed Securities - 3.55%
GM Financial Consumer Automobile Receivables Trust 2019-3
A-3, 2.180%, 04/16/2024	$440,157	$444,471
Nissan Auto Receivables 2020-B Owner Trust
2020-B, 0.470%, 10/17/2022	144,190	144,231
Verizon Owner Trust
2019-B, 2.330%, 12/20/2023	1,891,320	1,910,812
TOTAL ASSET BACKED SECURITIES (Cost $2,479,795)		2,499,514

Corporate Bonds - 25.17%
Aerospace & Defense - 1.01%
The Boeing Co.
2.196%, 02/04/2026	705,000	708,030
Diversified Banks - 5.87%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 (a)	790,000	938,477
Citigroup, Inc.
3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (a)	1,154,000	1,311,940
JPMorgan Chase & Co.
4.493% (SOFR + 3.790%), 03/24/2031 (a)	1,587,000	1,884,556
		4,134,973
Health Care Services - 2.63%
CVS Health Corp.
3.250%, 08/15/2029	1,693,000	1,849,697
Home Improvement Retail - 2.86%
The Home Depot, Inc.
5.875%, 12/16/2036	1,402,000	2,012,465
Integrated Telecommunication Services - 4.14%
AT&T, Inc.
1.700%, 03/25/2026	1,425,000	1,444,360
Verizon Communications, Inc.
5.250%, 03/16/2037	1,107,000	1,467,179
		2,911,539
Investment Banking & Brokerage - 2.74%
Morgan Stanley
3.217% (SOFR + 1.485%), 04/22/2042 (a)	926,000	992,915
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	818,000	937,482
		1,930,397
Regional Banks - 3.14%
BB&T Corp.
3.750%, 12/06/2023	2,058,000	2,208,111
Systems Software - 2.78%
Microsoft Corp.
3.500%, 02/12/2035	1,660,000	1,954,429
Total Corporate Bonds (Cost $16,790,303)		17,709,641

Mortgage Backed Securities - 18.16%
Fannie Mae Pool
2.500%, 07/01/2023	52,074	54,462
3.000%, 04/01/2032	706,234	748,190
2.000%, 12/01/2035	500,217	520,727
2.000%, 07/01/2036	1,193,745	1,236,659
4.000%, 10/01/2048	1,335,966	1,474,669
3.500%, 05/01/2049	578,337	617,165
4.500%, 07/01/2049	793,203	861,606
2.500%, 01/01/2050	92,647	96,367
2.000%, 09/01/2050	1,619,182	1,650,196
2.500%, 11/01/2050	307,281	319,630
3.000%, 04/01/2051	767,883	813,317
2.000%, 05/01/2051	516,447	525,186
3.000%, 05/01/2051	520,352	547,607
2.500%, 07/01/2051	1,846,781	1,921,343
Freddie Mac Pool
2.500%, 10/01/2032	590,955	621,879
2.500%, 10/01/2040	413,354	431,083
3.500%, 08/01/2049	315,121	337,900
TOTAL MORTGAGE BACKED SECURITIES (Cost $12,575,108)		12,777,986

Municipal Bonds - 19.96%
California - 1.50%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	1,054,010
Colorado - 0.71%
Regional Transportation District Sales Tax Revenue
2.337%, 11/01/2036	500,000	500,065
Hawaii - 1.48%
State of Hawaii
2.065%, 08/01/2035	1,045,000	1,043,031
Iowa - 0.30%
Iowa Finance Authority
1.980%, 07/01/2022	205,000	207,619
Maryland - 1.55%
City of Baltimore MD
2.814%, 07/01/2040	1,070,000	1,090,181
New York - 4.53%
Metropolitan Transportation Authority
6.734%, 11/15/2030	870,000	1,144,117
New York State Dormitory Authority
4.850%, 07/01/2048	1,065,000	1,241,755
Port Authority of New York & New Jersey
2.799%, 10/15/2021	800,000	802,536
		3,188,408
North Carolina - 2.03%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	1,240,000	1,426,343
Ohio - 0.52%
Ohio Housing Finance Agency
2.650%, 11/01/2041	358,000	367,165
Oregon - 1.52%
State of Oregon
3.975%, 05/01/2038	950,000	1,072,862
Texas - 5.82%
North Texas Tollway Authority
3.011%, 01/01/2043	575,000	595,693
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	2,500,000	2,738,926
Texas Transportation Commission
2.562%, 04/01/2042	750,000	760,814
		4,095,433
TOTAL MUNICIPAL BONDS (Cost $13,329,405)		14,045,117

U.S. Government Agency Issues - 8.61%
Federal Farm Credit Banks Funding Corp.
0.870%, 04/15/2026	725,000	724,766
Federal Home Loan Banks
0.625%, 11/27/2024	2,110,000	2,110,619
1.020%, 05/19/2026	1,440,000	1,440,555
Ginnie Mae II Pool
3.000%, 08/20/2045	603,826	639,181
3.500%, 03/20/2047	684,401	728,151
4.000%, 12/20/2047	392,669	418,537
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,957,059)		6,061,809

U.S. Government Notes/Bonds - 18.83%
United States Treasury Note/Bond
2.625%, 03/31/2025	2,880,000	3,094,312
0.250%, 06/15/2024	523,000	521,447
1.625%, 09/30/2026	3,207,000	3,341,168
2.750%, 02/15/2028	2,659,000	2,952,009
2.500%, 02/15/2045	1,638,000	1,824,131
1.250%, 05/15/2050	1,795,000	1,520,912
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $12,461,764)		13,253,979

U.S. Treasury Bill - 1.57%
United States Treasury Bill, 0.015%	1,103,000	1,102,971
Total Exchange Traded Funds (Cost $2,494,449)		1,102,971

Exchange Traded Funds - 3.52%	Shares
Vanguard Mortgage-Backed Securities ETF	46,298	2,477,869
Total Exchange Traded Funds (Cost $2,494,449)		2,477,869

Money Market Funds - 0.21%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (b)	151,084	151,084
Total Money Market Funds (Cost $1,254,045)		151,084

Total Investments (Cost $67,341,928) - 99.58%		70,079,970
Other Assets in Excess of Liabilities - 0.42%		294,901
Total Net Assets - 100.00%		$70,374,871

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2021.
(b)	The rate shown represents the seven day yield at August 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,384,539	$32,024,796	$-	$78,409,335
Preferred Stock	123,747	191,435	-	315,182
Real Estate Investment Trusts	969,208	890,743	-	1,859,951
Total Equity Securities	47,477,494	33,106,974	-	80,584,468
Money Market Funds	448,491	-	-	448,491
Total Investments in Securities	$47,925,985	$33,106,974	$-	$81,032,959

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$2,499,514	$-	$2,499,514
Corporate Bonds	-	17,709,641	-	17,709,641
Mortgage Backed Securities	-	12,777,986	-	12,777,986
Municipal Bonds	-	14,045,117	-	14,045,117
U.S. Treasury Bills	-	1,102,971	-	1,102,971
U.S. Government Notes/Bonds	-	13,253,979	-	13,253,979
U.S. Government Agency Issues	-	6,061,809	-	6,061,809
Total Fixed Income Securities	-	67,451,017	-	67,451,017
Exchange-Traded Funds	2,477,869	-	-	2,477,869
Money Market Funds	151,084	-	-	151,084
Total Investments in Securities	$2,628,953	$67,451,017	$-	$70,079,970

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$92,105,528	$-	$92,105,528
Total Fixed Income Securities	-	92,105,528	-	92,105,528
Money Market Funds	699,285	-	-	699,285
Total Investments in Securities	$699,285	$92,105,528	$-	$92,804,813

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$43,221,814	$-	$43,221,814
Total Fixed Income Securities	-	43,221,814	-	43,221,814
Money Market Funds	351,440	-	-	351,440
Total Investments in Securities	$351,440	$43,221,814	$-	$43,573,254

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$58,949,332	$39,913,042	$-	$98,862,374
Real Estate Investment Trusts	1,916,687	-	-	1,916,687
Total Equity Securities	60,866,019	39,913,042	-	100,779,061
Money Market Funds	5,930,025	-	-	5,930,025
Total Investments in Securities	$66,796,044	$39,913,042	$-	$106,709,086

The Funds held no Level 3 securities during the period ended August 31, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2021.